Expense Example - PGIM QMA Large-Cap Core Equity PLUS Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	689	3,580	5,837	9,542	322	10,503	10,503	10,503	121	5,983	6,019	6,019	121	497	897	2,016